Prepaid Expenses and Other Current Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets, Net [Abstract]
Provisions	$ 11,383	$ 11,327